Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000193015 | TransDigm Group, Inc.FR_893641100
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000193015 | Cintas Corp.FR_172908105
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000193015 | Costco Wholesale Corp.FR_22160K105
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000193015 | ServiceNow, Inc.FR_81762P102
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000193015 | Intercontinental Exchange, Inc.FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000193015 | Trane Technologies PLCFR_G8994E103
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000193015 | Intuit, Inc.FR_461202103
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000193015 | Stryker Corp.FR_863667101
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000193015 | Cadence Design Systems, Inc.FR_127387108
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000193015 | Motorola Solutions, Inc.FR_620076307
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000193015 | Sector EquityMaterials
Holdings [Line Items]
Percent of Total Investments	1.40%
C000193015 | Sector EquityConsumer Staples
Holdings [Line Items]
Percent of Total Investments	6.10%
C000193015 | Sector EquityHealthcare
Holdings [Line Items]
Percent of Total Investments	15.20%
C000193015 | Sector EquityFinancials
Holdings [Line Items]
Percent of Total Investments	20.40%
C000193015 | Sector EquityIndustrials
Holdings [Line Items]
Percent of Total Investments	25.90%
C000193015 | Sector EquityInformation Technology
Holdings [Line Items]
Percent of Total Investments	31.00%
C000193015 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000193015 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000020639 | TransDigm Group, Inc.FR_893641100
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000020639 | Cintas Corp.FR_172908105
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000020639 | Costco Wholesale Corp.FR_22160K105
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000020639 | ServiceNow, Inc.FR_81762P102
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000020639 | Intercontinental Exchange, Inc.FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000020639 | Trane Technologies PLCFR_G8994E103
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000020639 | Intuit, Inc.FR_461202103
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000020639 | Stryker Corp.FR_863667101
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000020639 | Cadence Design Systems, Inc.FR_127387108
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000020639 | Motorola Solutions, Inc.FR_620076307
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000020639 | Sector EquityMaterials
Holdings [Line Items]
Percent of Total Investments	1.40%
C000020639 | Sector EquityConsumer Staples
Holdings [Line Items]
Percent of Total Investments	6.10%
C000020639 | Sector EquityHealthcare
Holdings [Line Items]
Percent of Total Investments	15.20%
C000020639 | Sector EquityFinancials
Holdings [Line Items]
Percent of Total Investments	20.40%
C000020639 | Sector EquityIndustrials
Holdings [Line Items]
Percent of Total Investments	25.90%
C000020639 | Sector EquityInformation Technology
Holdings [Line Items]
Percent of Total Investments	31.00%
C000020639 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000020639 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.30%